Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 226,162	$ 250,168
Customer accounts and other restricted cash	983,812	1,095,120
Accounts receivable, net of allowance for credit losses of $14,635 and $9,499, respectively	167,548	138,356
Settlement receivables, net of allowance for credit losses of $4,895 and $4,524, respectively	141,576	150,727
Prepaid expenses and other current assets	107,926	113,733
Derivative financial assets - current	0	597
Contingent consideration receivable - current	1,026	1,498
Total current assets	1,628,050	1,750,199
Deferred tax assets	14,176	14,176
Property, plant and equipment, net	26,009	28,351
Operating lease right-of-use assets	35,792	40,278
Derivative financial assets - non-current	1,304	0
Intangible assets, net	792,561	874,050
Goodwill	2,053,630	2,076,347
Contingent consideration receivable - non-current	2,362	3,312
Other assets – non-current	21,043	16,920
Total assets	4,574,927	4,803,633
Current liabilities
Accounts payable and other liabilities	242,944	209,430
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,114,269	1,181,913
Operating lease liabilities – current	9,090	9,016
Income taxes payable	0	478
Contingent consideration payable - current	2,129	1,517
Liability for share-based compensation – current	8,044	1,328
Total current liabilities	1,386,666	1,413,872
Non-current debt	2,498,749	2,605,038
Operating lease liabilities - non-current	28,649	33,814
Deferred tax liabilities	88,469	92,472
Derivative financial liabilities - non-current	0	858
Liability for share-based compensation – non-current	1,401	1,100
Contingent consideration payable - non-current	770	1,442
Total liabilities	4,004,704	4,148,596
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 65,697,421 shares issued and 52,215,472 outstanding as of June 30, 2026, and 63,676,383 shares issued and 51,676,354 outstanding as of December 31, 2025	788	764
Additional paid in capital	3,248,936	3,222,985
Accumulated deficit	(2,515,707)	(2,420,061)
Treasury shares - at cost; 13,481,949 shares as of June 30, 2026 and 12,000,029 shares as of December 31, 2025	(144,997)	(132,765)
Accumulated other comprehensive loss	(18,797)	(15,886)
Total shareholder's equity	570,223	655,037
Total liabilities and shareholder’s equity	$ 4,574,927	$ 4,803,633